Selective Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2012
Selective Quarterly Financial Data (unaudited)
Selective Quarterly Financial Data (unaudited)

10. Selective Quarterly Financial Data (unaudited)

	Net Income /	Weighted average number of General Partner and Limited Partner Units outstanding				Net Income / (Loss) per weighted average
Quarter Ended	(Loss)	Series A	Series F	Series G	Series I	Series A	Series F	Series G	Series I

December 31, 2012	$(10,922,919)	252,136,637	78,737	21,896,186	2,000,105	$(0.0370)	$(8.80)	$(0.0381)	$(0.0352)
September 30, 2012	(3,396,176)	278,403,557	81,258	22,621,697	1,926,284	(0.0104)	(2.79)	(0.0121)	(0.0073)
June 30, 2012	(229,443)	303,708,654	86,373	23,497,617	1,996,632	(0.0009)	0.13	0.0000	0.0103
March 31, 2012	(16,282,682)	327,717,234	90,659	24,305,942	2,152,850	(0.0432)	(10.34)	(0.0448)	(0.0427)

December 31, 2011	$(14,000,632)	324,770,222	92,337	25,041,655	2,686,980	$(0.0369)	$(9.52)	$(0.0415)	$(0.0370)
September 30, 2011	16,692,303	312,831,615	93,433	25,494,239	2,730,581	0.0454	11.41	0.0496	0.0624
June 30, 2011	(13,551,965)	307,193,411	94,738	26,297,047	2,654,107	(0.0378)	(8.90)	(0.0385)	(0.0362)
March 31, 2011	(6,332,096)	297,988,615	96,347	26,951,719	2,574,311	(0.0181)	(4.31)	(0.0187)	(0.0123)

December 31, 2010	$5,957,314	284,670,875	98,273	27,725,166	2,583,580	$0.0174	$4.30	$0.0187	$0.0266
September 30, 2010	9,708,384	273,646,831	100,000	28,313,021	2,412,345	0.0295	6.89	0.0298	0.0411
June 30, 2010	(5,339,241)	248,806,927	101,826	28,907,866	2,263,044	(0.0174)	(4.31)	(0.0187)	(0.0114)
March 31, 2010	(1,996,015)	219,302,384	105,082	30,194,766	1,278,174	(0.0069)	(2.10)	(0.0089)	0.0102